Segment Information - Schedule of Income Before Income Taxes (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		$ 14,100,758	$ 13,009,507	[1]	$ 11,507,549	[1]
Depreciation and amortization		(392,186)	(382,119)	[2]	(287,702)
Interest expense		(639,705)	(827,812)	[1],[3]	(543,321)	[1]
Interest income		22,818	45,056	[1]	28,689	[1]
Unrealized (loss) gain in valuation of DFI		156,766	(32,591)	[1]	(43,522)	[1]
Foreign exchange loss, net		(45,305)	(106,847)		(83,368)
Income before income taxes		1,180,782	1,416,587	[1],[3]	1,386,884	[1]
EBITDA [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		14,100,758	13,009,507		11,507,549
(=) EBITDA	[4]	2,078,394	2,720,900		2,316,108
BWM [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		5,991,834	5,726,608		6,343,344
Interest expense		(903,431)	(941,781)		(546,977)
Interest income		10,956	10,033		10,607
Foreign exchange loss, net		(40,792)	(110,103)		(81,212)
BWM [Member] | EBITDA [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		5,991,834	5,726,608		6,343,344
(=) EBITDA		1,296,538	1,434,501		1,514,227
JAFRA [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		8,108,924	7,282,899		5,164,205
Interest expense		(34,088)	(33,581)		(11,039)
Interest income		309,676	182,573		32,777
Foreign exchange loss, net		(4,513)	3,256		(2,156)
JAFRA [Member] | EBITDA [Member]
Schedule of Income Before Income Taxes [Line Items]
(=) Total Net revenue		8,108,924	7,282,899		5,164,205
(=) EBITDA		$ 781,856	$ 1,286,399		$ 801,881

[1]	Details of the restatement are shown in note 2b.
[2]	Details of the restatement are shown in note 2b.
[3]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.
[4]	EBITDA is composed of net income, (+) depreciation and amortization, (+) net financing costs, (+) income taxes. The CODM reviews segment profitability on an EBITDA and Adjusted EBITDA basis. EBITDA is the Company's single measure of segment profitability. In 2024, the adjusted EBITDA is made up of adding unusual items: (+) the impairment of assets held for sale, (+) other expenses by selling of properties. which is shown in the Company's annual report.